Stock Options (Details 1) (USD $)	Dec. 31, 2012
Exercise Price ($)	$ 0.30
Number of Stock Options	22,990,000
Exercise Price 0.35 [Member]
Exercise Price ($)	$ 0.35
Number of Stock Options	750,000
Expiry Date	September 2, 2013
Exercise Price 0.40 [Member]
Exercise Price ($)	$ 0.40
Number of Stock Options	5,350,000
Expiry Date	May 11, 2014
Exercise Price 0.30 [Member]
Exercise Price ($)	$ 0.30
Number of Stock Options	4,525,000
Expiry Date	July 1, 2016
Exercise Price 0.29 [Member]
Exercise Price ($)	$ 0.29
Number of Stock Options	1,695,000
Expiry Date	July 13, 2016
Exercise Price 0.20 [Member]
Exercise Price ($)	$ 0.20
Number of Stock Options	1,850,000
Expiry Date	October 24, 2016
Exercise Price 0.21 [Member]
Exercise Price ($)	$ 0.21
Number of Stock Options	2,365,000
Expiry Date	December 1, 2016
Exercise Price 0.28 [Member]
Exercise Price ($)	$ 0.28
Number of Stock Options	6,275,000
Expiry Date	March 7, 2017
Exercise Price 0.23 [Member]
Exercise Price ($)	$ 0.23
Number of Stock Options	180,000
Expiry Date	May 23, 2017